Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of prior classification

The following table presents the Company’s operating expenses as previously reported and as reclassified on its consolidated statements of income for the years ended (in thousands):

	New Classification
	December 31, 2017		December 31, 2018
Prior Classification	I&SC	G&A	I&SC	G&A
Instruction and educational support	$249,939	$—	$340,076	$—
Admissions advisory	19,004	—	31,466	—
Marketing	—	82,540	—	136,979
General and administration	—	46,792	—	57,056
Total reclassified costs and expenses(1)	$268,943	$129,332	$371,542	$194,035
(1)	This amount excludes the amortization of intangible assets, merger and integration costs, and fair value adjustments and impairment of intangible assets expense line items on the consolidated statements of income as those expense line items were not impacted by the operating expense reclassification.

Schedule of cash, cash equivalents, and restricted cash

The following table illustrates the reconciliation of cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows as of December 31, 2018 and 2019 (in thousands):

	As of December 31,
	2018	2019
Cash and cash equivalents	$311,732	$419,693
Restricted cash included in other current assets	5	304
Restricted cash included in other assets	500	500
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$312,237	$420,497

Schedule of tuition receivable and allowance for doubtful accounts

The Company’s tuition receivable and allowance for doubtful accounts were as follows as of December 31, 2018 and 2019 (in thousands):

	December 31,	December 31,
	2018	2019
Tuition receivable	$84,151	$82,454
Allowance for doubtful accounts	(28,457)	(30,931)
Tuition receivable, net	$55,694	$51,523

Schedule of allowance for doubtful accounts

The following table illustrates changes in the Company’s allowance for doubtful accounts for each of the three years ended December 31, 2019 (in thousands):

	2017	2018	2019
Allowance for doubtful accounts, beginning of period	$10,201	$12,687	$28,457
Additions charged to expense	21,751	37,704	49,072
Additions from merger	—	6,601	2,207
Write-offs, net of recoveries	(19,265)	(28,535)	(48,805)
Allowance for doubtful accounts, end of period	$12,687	$28,457	$30,931

Schedule of reconciliation of shares used to calculate basic and diluted earnings (loss) per share

Set forth below is a reconciliation of shares used to calculate basic and diluted earnings (loss) per share for each of the three years ended December 31, 2019 (in thousands):

	2017	2018	2019
Weighted average shares outstanding used to compute basic earnings per share	10,678	15,190	21,725
Incremental shares issuable upon the assumed exercise of stock options	39	—	54
Unvested restricted stock and restricted stock units	482	—	318
Shares used to compute diluted earnings (loss) per share	11,199	15,190	22,097